Label	Element	Value
Treasury shares [member]
Shares Issued, Price Per Share1	nomd_SharesIssuedPricePerShare1	$ 17.13
Shares Issued, Price Per Share1	nomd_SharesIssuedPricePerShare1	$ 25.50
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	(18,061,952)
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	(5,646,700)